SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Potentially dilutive securities excluded from the computation of basic and diluted net income (loss)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the computation of basic and diluted net income (loss) per share	93,298,686	80,440,215	66,993,116	48,473,561
Convertible Notes Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the computation of basic and diluted net income (loss) per share	21,461,538
Convertible Debt Securities [Member] | Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the computation of basic and diluted net income (loss) per share	11,045,655	25,036,820
Vested Option [Member] | Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the computation of basic and diluted net income (loss) per share	14,839,073	9,938,210
Warrant [Member] | Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the computation of basic and diluted net income (loss) per share	32,495,753	32,008,518
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the computation of basic and diluted net income (loss) per share	13,456,667	13,456,667